Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 10, 2017
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Convertible Securities Fund	7/1/2016
Columbia Large Cap Growth Fund III	10/1/2016
Columbia Mid Cap Value Fund	7/1/2016
Columbia Overseas Value Fund	7/1/2016
Columbia Select International Equity Fund	7/1/2016
Columbia Select Large Cap Equity Fund	7/1/2016
Columbia Short Term Bond Fund	8/1/2016
Columbia Small Cap Index Fund	7/1/2016
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2016
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Columbia Alternative Beta Fund	10/1/2016
Columbia Balanced Fund	1/1/2017
Columbia Bond Fund	9/1/2016
Columbia Contrarian Core Fund	1/1/2017
Columbia Corporate Income Fund	9/1/2016
Columbia Disciplined Small Core Fund	1/1/2017
Columbia Diversified Absolute Return Fund	10/1/2016
Columbia Diversified Real Return Fund	6/1/2016
Columbia Dividend Income Fund	10/1/2016
Columbia Emerging Markets Fund	1/1/2017
Columbia Global Dividend Opportunity Fund	1/1/2017
Columbia Global Energy and Natural Resources Fund	1/1/2017
Columbia Global Technology Growth Fund	1/1/2017
Columbia Greater China Fund	1/1/2017
Columbia Large Cap Growth Fund	12/1/2016
Columbia Mid Cap Growth Fund	1/1/2017
Columbia Multi-Asset Income Fund	9/1/2016
Columbia Pacific/Asia Fund	8/1/2016
Columbia Real Estate Equity Fund	5/1/2016
Columbia Select Large Cap Growth Fund	8/1/2016
Columbia Small Cap Growth Fund I	1/1/2017
Columbia Strategic Income Fund	3/1/2017
Columbia Total Return Bond Fund	9/1/2016
Columbia U.S. Treasury Index Fund	9/1/2016
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Columbia Commodity Strategy Fund	10/1/2016
Columbia Disciplined Core Fund	12/1/2016
Columbia Disciplined Growth Fund	12/1/2016
Columbia Disciplined Value Fund	12/1/2016
Columbia Diversified Equity Income Fund	10/1/2016
Columbia Dividend Opportunity Fund	10/1/2016
Columbia Emerging Markets Bond Fund	3/1/2017
Columbia European Equity Fund	3/1/2017
Columbia Flexible Capital Income Fund	10/1/2016
Columbia Floating Rate Fund	12/1/2016
Columbia Global Bond Fund	3/1/2017
Columbia Global Equity Value Fund	7/1/2016
Columbia Global Opportunities Fund	12/1/2016
Columbia Government Money Market Fund	10/1/2016
Columbia High Yield Bond Fund	10/1/2016
Columbia Income Builder Fund	6/1/2016
Columbia Income Opportunities Fund	12/1/2016
Columbia Inflation Protected Securities Fund	12/1/2016
Columbia Limited Duration Credit Fund	12/1/2016
Columbia Mortgage Opportunities Fund	10/1/2016
Columbia Select Global Equity Fund	3/1/2017
Columbia Select Large-Cap Value Fund	10/1/2016
Columbia Small/Mid Cap Value Fund	10/1/2016
Columbia U.S. Government Mortgage Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.
Effective immediately, the information on the cover of the Prospectus and Summary Prospectus for Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Balanced Fund is hereby revised to reflect that, effective on or about April 3, 2017, Class T shares (formerly Class W) will commence operations under the following ticker symbols:
  Columbia Balanced Fund – Class W: CBDTX
  Columbia AMT-Free Intermediate Muni Bond Fund – Class W: CAFTX

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Absolute Return Currency and Income Fund	$415	$ 760	$1,130	$2,166
Columbia Adaptive Risk Allocation Fund	$374	$ 643	$ 932	$1,754
Columbia Alternative Beta Fund	$387	$ 688	$1,058	$2,096
Columbia AMT-Free Intermediate Muni Bond Fund	$333	$ 525	$ 734	$1,334
Columbia Balanced Fund	$349	$ 560	$ 789	$1,444
Columbia Bond Fund	$336	$ 549	$ 780	$1,442
Columbia Commodity Strategy Fund	$393	$ 702	$1,034	$1,971
Columbia Contrarian Core Fund	$355	$ 579	$ 820	$1,512
Columbia Convertible Securities Fund	$362	$ 619	$ 895	$1,683
Columbia Corporate Income Fund	$342	$ 549	$ 772	$1,416
Columbia Disciplined Core Fund	$353	$ 573	$ 810	$1,489
Columbia Disciplined Growth Fund	$369	$ 636	$ 923	$1,740
Columbia Disciplined Small Core Fund	$388	$ 683	$1,000	$1,897
Columbia Disciplined Value Fund	$364	$ 617	$ 888	$1,664
Columbia Diversified Absolute Return Fund	$465	$1,076	$1,713	$3,419
Columbia Diversified Equity Income Fund	$353	$ 573	$ 810	$1,489
Columbia Diversified Real Return Fund	$370	$ 927	$1,510	$3,090
Columbia Dividend Income Fund	$351	$ 567	$ 799	$1,467
Columbia Dividend Opportunity Fund	$350	$ 564	$ 794	$1,455
Columbia Emerging Markets Bond Fund	$367	$ 620	$ 891	$1,666
Columbia Emerging Markets Fund	$410	$ 762	$1,138	$2,191
Columbia European Equity Fund	$384	$ 667	$ 971	$1,833
Columbia Flexible Capital Income Fund	$367	$ 615	$ 883	$1,646
Columbia Floating Rate Fund	$353	$ 577	$ 818	$1,510
Columbia Global Bond Fund	$353	$ 654	$ 976	$1,888
Columbia Global Dividend Opportunity Fund	$384	$ 704	$1,047	$2,013
Columbia Global Energy and Natural Resources Fund	$384	$ 667	$ 971	$1,833
Columbia Global Equity Value Fund	$367	$ 615	$ 883	$1,646
Columbia Global Opportunities Fund	$370	$ 624	$ 898	$1,679
Columbia Global Technology Growth Fund	$383	$ 664	$ 966	$1,822
Columbia Government Money Market Fund	$312	$ 475	$ 653	$1,167
Columbia Greater China Fund	$411	$ 748	$1,109	$2,124
Columbia High Yield Bond Fund	$355	$ 579	$ 820	$1,512
Columbia Income Builder Fund	$351	$ 567	$ 799	$1,467
Columbia Income Opportunities Fund	$356	$ 594	$ 851	$1,585
Columbia Inflation Protected Securities Fund	$330	$ 547	$ 783	$1,458
Columbia Large Cap Growth Fund	$359	$ 591	$ 841	$1,557
Columbia Large Cap Growth Fund III	$371	$ 628	$ 904	$1,690
Columbia Limited Duration Credit Fund	$330	$ 516	$ 718	$1,300
Columbia Mid Cap Growth Fund	$369	$ 621	$ 893	$1,668
Columbia Mid Cap Value Fund	$366	$ 612	$ 878	$1,635
Columbia Mortgage Opportunities Fund	$349	$ 592	$ 853	$1,600
Columbia Multi-Asset Income Fund	$348	$ 622	$ 916	$1,752
Columbia Overseas Value Fund	$388	$ 679	$ 991	$1,877
Columbia Pacific/Asia Fund	$399	$ 712	$1,048	$1,996
Columbia Real Estate Equity Fund	$373	$ 634	$ 914	$1,712
Columbia Select Global Equity Fund	$388	$ 679	$ 991	$1,877
Columbia Select International Equity Fund	$389	$ 686	$1,005	$1,908
Columbia Select Large Cap Equity Fund	$366	$ 627	$ 907	$1,706
Columbia Select Large Cap Growth Fund	$356	$ 582	$ 825	$1,523
Columbia Select Large-Cap Value Fund	$364	$ 617	$ 888	$1,664
Columbia Short Term Bond Fund	$330	$ 516	$ 718	$1,300
Columbia Small Cap Growth Fund I	$384	$ 679	$ 996	$1,894
Columbia Small Cap Index Fund	$295	$ 391	$ 496	$ 803
Columbia Small/Mid Cap Value Fund	$374	$ 637	$ 919	$1,724
Columbia Strategic Income Fund	$350	$ 564	$ 794	$1,455
Columbia Total Return Bond Fund	$336	$ 526	$ 732	$1,327
Columbia U.S. Government Mortgage Fund	$340	$ 544	$ 766	$1,404
Columbia U.S. Treasury Index Fund	$295	$ 435	$ 588	$1,033

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Adaptive Risk Allocation Fund	06/19/2012	-7.23%	NA	NA	1.17%
Columbia Bond Fund	09/27/2010	-2.62%	2.31%	3.75%	NA
Columbia Commodity Strategy Fund	07/28/2011
returns before taxes		-25.90%	NA	NA	-15.30%
returns after taxes on distributions		-25.90%	NA	NA	-15.30%
returns after taxes on distributions and sale of Fund shares		-14.66%	NA	NA	-10.78%
Columbia Contrarian Core Fund	09/27/2010	0.26%	12.32%	8.91%	NA
Columbia Convertible Securities Fund	11/16/2011	-7.01%	6.04%	5.05%	NA
Columbia Corporate Income Fund	09/27/2010	-5.98%	3.39%	4.50%	NA
Columbia Disciplined Core Fund	12/01/2006	-1.66%	12.95%	6.78%	NA
Columbia Disciplined Growth Fund	08/01/2008	4.21%	13.47%	NA	6.78%
Columbia Disciplined Small Core Fund	09/27/2010	-9.91%	5.94%	5.80%	NA
Columbia Disciplined Value Fund	08/01/2008	-6.43%	11.41%	NA	6.61%
Columbia Diversified Equity Income Fund	12/01/2006	-4.81%	8.60%	5.55%	NA
Columbia Diversified Real Return Fund	06/25/2014	-8.31%	NA	NA	-6.38%
Columbia Dividend Income Fund	09/27/2010	-2.18%	10.81%	7.46%	NA
Columbia Dividend Opportunity Fund	12/01/2006	-5.04%	9.55%	7.02%	NA
Columbia Emerging Markets Fund	09/27/2010	-11.67%	-3.34%	2.98%	NA
Columbia Flexible Capital Income Fund	07/28/2011	-8.73%	NA	NA	5.88%
Columbia Floating Rate Fund	12/01/2006	-2.81%	2.90%	NA	3.18%
Columbia Global Dividend Opportunity Fund	09/27/2010	-9.10%	3.04%	3.61%	NA
Columbia Global Equity Value Fund	12/01/2006	-8.26%	6.73%	4.67%	NA
Columbia Global Opportunities Fund	06/25/2014	-3.25%	4.67%	3.63%	NA
Columbia Government Money Market Fund	12/01/2006	-2.90%	-0.58%	0.85%	NA
Columbia Greater China Fund	06/18/2012	-3.09%	1.43%	10.10%	NA
Columbia High Yield Bond Fund	12/01/2006	-3.55%	5.08%	6.32%	NA
Columbia Income Builder Fund	06/25/2014	-4.01%	4.46%	NA	4.92%
Columbia Income Opportunities Fund	09/27/2010	-3.59%	4.84%	6.07%	NA
Columbia Inflation Protected Securities Fund	12/01/2006	-8.42%	0.58%	2.48%	NA
Columbia Large Cap Growth Fund	09/27/2010	6.09%	12.89%	8.05%	NA
Columbia Limited Duration Credit Fund	12/01/2006	-4.32%	1.05%	2.84%	NA
Columbia Mid Cap Growth Fund	09/27/2010	2.35%	8.63%	7.72%	NA
Columbia Mid Cap Value Fund	09/27/2010	-7.57%	9.32%	6.35%	NA
Columbia Mortgage Opportunities Fund	04/30/2014	-0.26%	NA	NA	1.18%
Columbia Overseas Value Fund	03/31/2011	1.48%	4.05%	NA	0.18%
Columbia Pacific/Asia Fund	06/18/2012	0.54%	2.44%	3.24%	NA
Columbia Real Estate Equity Fund	09/27/2010	1.70%	10.27%	6.49%	NA
Columbia Select International Equity Fund	09/27/2010	-0.99%	1.69%	1.62%	NA
Columbia Select Large Cap Equity Fund	09/27/2010	0.94%	11.03%	6.85%	NA
Columbia Select Large Cap Growth Fund	09/27/2010	4.90%	12.65%	9.01%	NA
Columbia Select Large-Cap Value Fund	09/27/2010	-8.20%	10.25%	6.21%	NA
Columbia Short Term Bond Fund	09/27/2010	-2.38%	0.41%	2.30%	NA
Columbia Small Cap Index Fund	06/25/2014	-4.92%	10.42%	7.33%	NA
Columbia Small/Mid Cap Value Fund	12/01/2006	-8.71%	7.29%	5.77%	NA
Columbia Total Return Bond Fund	09/27/2010	-2.44%	2.69%	4.12%	NA
Columbia U.S. Government Mortgage Fund	06/18/2012	-1.43%	3.59%	4.58%	NA
Columbia U.S. Treasury Index Fund	06/18/2012	-2.24%	1.79%	3.30%	NA
For the periods ended December 31, 2016 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years
Columbia Absolute Return Currency and Income Fund	12/01/2006	-0.60%	3.75%	2.74%
Columbia Emerging Markets Bond Fund	12/01/2006	9.34%	4.06%	6.05%
Columbia European Equity Fund	06/18/2012	-9.10%	5.68%	2.41%
Columbia Global Bond Fund	12/01/2006	-3.86%	-2.53%	1.53%
Columbia Select Global Equity Fund	12/01/2006	-3.25%	7.83%	2.44%
Columbia Strategic Income Fund	09/27/2010	5.34%	4.08%	5.28%

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Convertible Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Convertible Securities Fund	7/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Convertible Securities Fund	$362	$ 619	$ 895	$1,683

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Convertible Securities Fund	11/16/2011	-7.01%	6.04%	5.05%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Large Cap Growth Fund III	$371	$ 628	$ 904	$1,690

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund	7/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Mid Cap Value Fund	$366	$ 612	$ 878	$1,635

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Mid Cap Value Fund	09/27/2010	-7.57%	9.32%	6.35%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Overseas Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Overseas Value Fund	7/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Overseas Value Fund	$388	$ 679	$ 991	$1,877

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Overseas Value Fund	03/31/2011	1.48%	4.05%	NA	0.18%

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Select International Equity Fund	7/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Select International Equity Fund	$389	$ 686	$1,005	$1,908

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Select International Equity Fund	09/27/2010	-0.99%	1.69%	1.62%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Select Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Select Large Cap Equity Fund	7/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Select Large Cap Equity Fund	$366	$ 627	$ 907	$1,706

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Select Large Cap Equity Fund	09/27/2010	0.94%	11.03%	6.85%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Short Term Bond Fund	8/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Short Term Bond Fund	$330	$ 516	$ 718	$1,300

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Short Term Bond Fund	09/27/2010	-2.38%	0.41%	2.30%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Small Cap Index Fund	7/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Small Cap Index Fund	$295	$ 391	$ 496	$ 803

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Small Cap Index Fund	06/25/2014	-4.92%	10.42%	7.33%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Adaptive Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Adaptive Risk Allocation Fund	$374	$ 643	$ 932	$1,754

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Adaptive Risk Allocation Fund	06/19/2012	-7.23%	NA	NA	1.17%

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.
Effective immediately, the information on the cover of the Prospectus and Summary Prospectus for Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Balanced Fund is hereby revised to reflect that, effective on or about April 3, 2017, Class T shares (formerly Class W) will commence operations under the following ticker symbols:
  Columbia AMT-Free Intermediate Muni Bond Fund – Class W: CAFTX

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia AMT-Free Intermediate Muni Bond Fund	$333	$ 525	$ 734	$1,334

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Alternative Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Alternative Beta Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Alternative Beta Fund	$387	$ 688	$1,058	$2,096

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Balanced Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.
Effective immediately, the information on the cover of the Prospectus and Summary Prospectus for Columbia AMT-Free Intermediate Muni Bond Fund and Columbia Balanced Fund is hereby revised to reflect that, effective on or about April 3, 2017, Class T shares (formerly Class W) will commence operations under the following ticker symbols:
  Columbia Balanced Fund – Class W: CBDTX

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Balanced Fund	$349	$ 560	$ 789	$1,444

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Bond Fund	9/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Bond Fund	$336	$ 549	$ 780	$1,442

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Bond Fund	09/27/2010	-2.62%	2.31%	3.75%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Contrarian Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Contrarian Core Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Contrarian Core Fund	$355	$ 579	$ 820	$1,512

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Contrarian Core Fund	09/27/2010	0.26%	12.32%	8.91%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Corporate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Corporate Income Fund	9/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Corporate Income Fund	$342	$ 549	$ 772	$1,416

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Corporate Income Fund	09/27/2010	-5.98%	3.39%	4.50%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Disciplined Small Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Disciplined Small Core Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Disciplined Small Core Fund	$388	$ 683	$1,000	$1,897

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Disciplined Small Core Fund	09/27/2010	-9.91%	5.94%	5.80%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Diversified Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Diversified Absolute Return Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Diversified Absolute Return Fund	$465	$1,076	$1,713	$3,419

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Diversified Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Diversified Real Return Fund	$370	$ 927	$1,510	$3,090

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Diversified Real Return Fund	06/25/2014	-8.31%	NA	NA	-6.38%

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Dividend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Dividend Income Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Dividend Income Fund	$351	$ 567	$ 799	$1,467

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Dividend Income Fund	09/27/2010	-2.18%	10.81%	7.46%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Emerging Markets Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Emerging Markets Fund	$410	$ 762	$1,138	$2,191

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Emerging Markets Fund	09/27/2010	-11.67%	-3.34%	2.98%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Global Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Global Dividend Opportunity Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Global Dividend Opportunity Fund	$384	$ 704	$1,047	$2,013

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Global Dividend Opportunity Fund	09/27/2010	-9.10%	3.04%	3.61%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Global Energy and Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Global Energy and Natural Resources Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Global Energy and Natural Resources Fund	$384	$ 667	$ 971	$1,833

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Global Technology Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Global Technology Growth Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Global Technology Growth Fund	$383	$ 664	$ 966	$1,822

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Greater China Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Greater China Fund	$411	$ 748	$1,109	$2,124

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Greater China Fund	06/18/2012	-3.09%	1.43%	10.10%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Large Cap Growth Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Large Cap Growth Fund	$359	$ 591	$ 841	$1,557

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Large Cap Growth Fund	09/27/2010	6.09%	12.89%	8.05%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Mid Cap Growth Fund	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Mid Cap Growth Fund	$369	$ 621	$ 893	$1,668

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Mid Cap Growth Fund	09/27/2010	2.35%	8.63%	7.72%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Multi-Asset Income Fund	9/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Multi-Asset Income Fund	$348	$ 622	$ 916	$1,752

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Pacific/Asia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Pacific/Asia Fund	8/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Pacific/Asia Fund	$399	$ 712	$1,048	$1,996

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Pacific/Asia Fund	06/18/2012	0.54%	2.44%	3.24%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Real Estate Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	5/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Real Estate Equity Fund	$373	$ 634	$ 914	$1,712

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Real Estate Equity Fund	09/27/2010	1.70%	10.27%	6.49%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Select Large Cap Growth Fund	8/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Select Large Cap Growth Fund	$356	$ 582	$ 825	$1,523

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Select Large Cap Growth Fund	09/27/2010	4.90%	12.65%	9.01%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Small Cap Growth Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Small Cap Growth Fund I	1/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Small Cap Growth Fund I	$384	$ 679	$ 996	$1,894

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Strategic Income Fund	3/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Strategic Income Fund	$350	$ 564	$ 794	$1,455

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
For the periods ended December 31, 2016 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years
Columbia Strategic Income Fund	09/27/2010	5.34%	4.08%	5.28%

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Total Return Bond Fund	9/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Total Return Bond Fund	$336	$ 526	$ 732	$1,327

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Total Return Bond Fund	09/27/2010	-2.44%	2.69%	4.12%	NA

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Treasury Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia U.S. Treasury Index Fund	9/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia U.S. Treasury Index Fund	$295	$ 435	$ 588	$1,033

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia U.S. Treasury Index Fund	06/18/2012	-2.24%	1.79%	3.30%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Absolute Return Currency and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Absolute Return Currency and Income Fund	$415	$ 760	$1,130	$2,166

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
For the periods ended December 31, 2016 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years
Columbia Absolute Return Currency and Income Fund	12/01/2006	-0.60%	3.75%	2.74%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Commodity Strategy Fund	$393	$ 702	$1,034	$1,971

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Commodity Strategy Fund	07/28/2011
returns before taxes		-25.90%	NA	NA	-15.30%
returns after taxes on distributions		-25.90%	NA	NA	-15.30%
returns after taxes on distributions and sale of Fund shares		-14.66%	NA	NA	-10.78%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Disciplined Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Disciplined Core Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Disciplined Core Fund	$353	$ 573	$ 810	$1,489

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Disciplined Core Fund	12/01/2006	-1.66%	12.95%	6.78%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Disciplined Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Disciplined Growth Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Disciplined Growth Fund	$369	$ 636	$ 923	$1,740

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Disciplined Growth Fund	08/01/2008	4.21%	13.47%	NA	6.78%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Disciplined Value Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Disciplined Value Fund	$364	$ 617	$ 888	$1,664

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Disciplined Value Fund	08/01/2008	-6.43%	11.41%	NA	6.61%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Diversified Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Diversified Equity Income Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Diversified Equity Income Fund	$353	$ 573	$ 810	$1,489

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Diversified Equity Income Fund	12/01/2006	-4.81%	8.60%	5.55%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Dividend Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Dividend Opportunity Fund	$350	$ 564	$ 794	$1,455

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Dividend Opportunity Fund	12/01/2006	-5.04%	9.55%	7.02%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Emerging Markets Bond Fund	3/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Emerging Markets Bond Fund	$367	$ 620	$ 891	$1,666

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
For the periods ended December 31, 2016 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years
Columbia Emerging Markets Bond Fund	12/01/2006	9.34%	4.06%	6.05%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia European Equity Fund	3/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia European Equity Fund	$384	$ 667	$ 971	$1,833

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
For the periods ended December 31, 2016 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years
Columbia European Equity Fund	06/18/2012	-9.10%	5.68%	2.41%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Flexible Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Flexible Capital Income Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Flexible Capital Income Fund	$367	$ 615	$ 883	$1,646

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Flexible Capital Income Fund	07/28/2011	-8.73%	NA	NA	5.88%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Floating Rate Fund	$353	$ 577	$ 818	$1,510

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Floating Rate Fund	12/01/2006	-2.81%	2.90%	NA	3.18%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Global Bond Fund	3/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Global Bond Fund	$353	$ 654	$ 976	$1,888

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
For the periods ended December 31, 2016 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years
Columbia Global Bond Fund	12/01/2006	-3.86%	-2.53%	1.53%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Global Equity Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Global Equity Value Fund	7/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Global Equity Value Fund	$367	$ 615	$ 883	$1,646

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Global Equity Value Fund	12/01/2006	-8.26%	6.73%	4.67%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Global Opportunities Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Global Opportunities Fund	$370	$ 624	$ 898	$1,679

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Global Opportunities Fund	06/25/2014	-3.25%	4.67%	3.63%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Government Money Market Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Government Money Market Fund	$312	$ 475	$ 653	$1,167

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Government Money Market Fund	12/01/2006	-2.90%	-0.58%	0.85%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia High Yield Bond Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia High Yield Bond Fund	$355	$ 579	$ 820	$1,512

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia High Yield Bond Fund	12/01/2006	-3.55%	5.08%	6.32%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Income Builder Fund	$351	$ 567	$ 799	$1,467

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Income Builder Fund	06/25/2014	-4.01%	4.46%	NA	4.92%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Income Opportunities Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Income Opportunities Fund	$356	$ 594	$ 851	$1,585

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Income Opportunities Fund	09/27/2010	-3.59%	4.84%	6.07%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Inflation Protected Securities Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Inflation Protected Securities Fund	$330	$ 547	$ 783	$1,458

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Inflation Protected Securities Fund	12/01/2006	-8.42%	0.58%	2.48%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Limited Duration Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Limited Duration Credit Fund	12/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Limited Duration Credit Fund	$330	$ 516	$ 718	$1,300

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Limited Duration Credit Fund	12/01/2006	-4.32%	1.05%	2.84%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Mortgage Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Mortgage Opportunities Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Mortgage Opportunities Fund	$349	$ 592	$ 853	$1,600

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Mortgage Opportunities Fund	04/30/2014	-0.26%	NA	NA	1.18%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Select Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Select Global Equity Fund	3/1/2017
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Select Global Equity Fund	$388	$ 679	$ 991	$1,877

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.
For the periods ended December 31, 2016 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years
Columbia Select Global Equity Fund	12/01/2006	-3.25%	7.83%	2.44%

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Select Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Select Large-Cap Value Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Select Large-Cap Value Fund	$364	$ 617	$ 888	$1,664

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Select Large-Cap Value Fund	09/27/2010	-8.20%	10.25%	6.21%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Small/Mid Cap Value Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia Small/Mid Cap Value Fund	$374	$ 637	$ 919	$1,724

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia Small/Mid Cap Value Fund	12/01/2006	-8.71%	7.29%	5.77%	NA

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia U.S. Government Mortgage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti2_SupplementTextBlock
Supplement dated March 10, 2017

to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia U.S. Government Mortgage Fund	10/1/2016
Effective on or about March 27, 2017 (the Effective Date), the shares held by Class I shareholders are exchanged for Class Y shares of the same Fund in a tax-free transaction with no impact on the fees and expenses paid by shareholders and Class I shares of the Funds are no longer offered for sale. Also, as of the Effective Date, Class W shares are renamed and re-designated as Class T shares. Therefore, as of the Effective Date, all references to Class I shares in each Fund's Prospectus and Summary Prospectus are hereby deleted and all information regarding Class W shares in each Fund's Prospectus and Summary Prospectus is hereby deleted and replaced with the information in this Supplement for Class T shares.

Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:

An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

As of the Effective Date, the "Shareholder Fees" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the information for Class W and insert the following:

Shareholder Fees (fees paid directly from your investment)
Class T
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

As of the Effective Date, the "Example" table beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row for “Class W (whether or not shares are redeemed)” and insert a new row for “Class T (whether or not shares are redeemed)” for each Fund, respectively, as shown below.
Class T (whether or not shares are redeemed)	1 year	3 years	5 years	10 years
Columbia U.S. Government Mortgage Fund	$340	$ 544	$ 766	$1,404

The rest of the section remains the same.

As of the Effective Date, the information in the "Average Annual Total Returns After Applicable Sales Charges" table under the caption "Performance Information" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to delete the row(s) for Class W returns and add the information shown in the table below for Class T returns, respectively,  for each Fund. Additionally, the narrative beneath the caption "Performance Information" is revised to add the following information:

Prior to March 27, 2017, Class T shares were known as Class W shares and there was no sales charge on Class W shares. Beginning March 27, 2017, the maximum applicable sales charge attributable to Class T shares is 2.50% per transaction. The Fund’s Class T share returns (after applicable sales charges) have been adjusted to reflect the current maximum applicable sales charge of 2.50%.

For the periods ended December 31, 2015:
For the periods ended December 31, 2015 Class T returns before taxes (unless noted otherwise)	Share Class Inception Date	1 year	5 years	10 years	Life of Fund
Columbia U.S. Government Mortgage Fund	06/18/2012	-1.43%	3.59%	4.58%	NA

The rest of the section remains the same.